SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC  20549

   NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                      Securities Act File No.  333-101749
                   Investment Company Act File No. 811-21218

              EATON VANCE INSURED NEW YORK MUNICIPAL BOND FUND II
                               Name of Registrant

                      255 STATE STREET, BOSTON, MA   02109
                     Address of Principal Executive Office

      The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act"), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)   Title of Class of Securities to be Redeemed:

          AUCTION PREFERRED SHARES ("APS") SERIES A

(2)   Date on Which the Securities are to be Redeemed:

          THE APS WILL BE REDEEMED ON THE DIVIDEND PAYMENT DATE FOR EACH SERIES AS FOLLOWS: SERIES A ON JULY 9, 2008.

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

          ARTICLE VII, PARAGRAPHS 4(A)(I), 4(B) AND 4(C) OF THE AMENDED BY-LAWS

(4) Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

          THE FUND INTENDS TO REDEEM, BY LOT (AS DETERMINED BY THE DEPOSITORY TRUST COMPANY), THE NUMBER OF OUTSTANDING APS SET FORTH BELOW:

          SERIES                           NUMBER OF SHARES

          A                                39

      Please note that this notice serves only to disclose a proposed redemption of each of the APS Series. Such redemption remains subject to the completion of financing.

                                   SIGNATURE

      Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 23rd day of June 2008.

                             EATON VANCE INSURED NEW YORK MUNICIPAL BOND FUND II


                                  By: /s/Maureen A. Gemma
                                  -----------------------
                                  Name: Maureen A. Gemma
                                  Title: Secretary